Intangible Assets, Net and Goodwill - Schedule of Weighted Average Remaining Life of Intangible Assets (Details)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Customer Relationships [Member]
Schedule of Weighted Average Remaining Life of Intangible Assets [Line Items]
Weighted average remaining life of intangible assets	18 years 4 months 24 days
Trademarks [Member]
Schedule of Weighted Average Remaining Life of Intangible Assets [Line Items]
Weighted average remaining life of intangible assets	7 years 6 months	7 years 9 months 18 days
Developed technology [Member]
Schedule of Weighted Average Remaining Life of Intangible Assets [Line Items]
Weighted average remaining life of intangible assets	3 years	3 years